Revenue From Contracts With Customers - Narratives (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Accounts receivable net	$ 248,286	$ 116,841